ORGANIZATION AND OPERATIONS (FY)	12 Months Ended
Dec. 31, 2017
ORGANIZATION AND OPERATIONS [Abstract]
ORGANIZATION AND OPERATIONS
NOTE A - ORGANIZATION AND OPERATIONS

Carolina Trust BancShares, Inc. (the “Company”) was incorporated in 2016 for the purpose of becoming the holding company for Carolina Trust Bank (the “Bank”). On August 16, 2016, the Company announced that it had consummated the statutory share exchange pursuant to which it became the parent company of the Bank.  Shares of the Bank’s common stock were exchanged for shares of the Company’s common stock at a one-for-one exchange rate.  The Company is a North Carolina business corporation that is operating as a registered bank holding company under the Bank Holding Company Act of 1956.  The Bank is the only subsidiary of the Company.

The Bank was incorporated November 27, 2000 and began banking operations on December 8, 2000. The Bank is engaged in general commercial and retail banking in the counties of Lincoln, Gaston, Rutherford, Iredell, and Catawba, North Carolina and surrounding areas, operating under the banking laws of North Carolina and the rules and regulations of the Federal Deposit Insurance Corporation and the North Carolina Commissioner of Banks. The Bank undergoes periodic examinations by those regulatory authorities.

The consolidated financial statements include the accounts of the Company, the Bank, and the Bank’s wholly-owned subsidiary, Western Carolina Holdings, LLC, which owns certain Bank assets. All significant intercompany balances and transactions have been eliminated in consolidation.